ACCOUNTS PAYABLE AND OTHER	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Current
Accounts payable	$3,394	$3,456
Accrued and other liabilities (1)	2,577	2,683
Lease liabilities	217	213
Financial liabilities	266	163
Insurance liabilities	432	443
Work in progress (2)	428	359
Provisions and decommissioning liabilities	271	303
Liabilities associated with assets held for sale (3)	3,701	10
Total current	$11,286	$7,630
Non-current
Accounts payable	$93	$110
Accrued and other liabilities (1)	1,835	3,536
Lease liabilities	643	611
Financial liabilities	138	127
Insurance liabilities	1,706	1,669
Work in progress (2)	30	33
Provisions and decommissioning liabilities	470	472
Total non-current	$4,915	$6,558
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(1)Includes post-employment benefits of $194 million ($8 million current and $186 million non-current) as at June 30, 2026 and $194 million ($8 million current and $186 million non-current) as at December 31, 2025.
(2)See Note 16 for additional information.
(3)See Note 8 for additional information.